CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 1,035		$ 0
Accounts payable to Perion Network Ltd. at December 31, 2013			$ 12,823
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	69,548,450	69,548,450	55,099,601	55,099,601
Ordinary shares, shares outstanding	69,202,431	69,202,431	54,753,582	54,753,582
Treasury shares	346,019	346,019	346,019	346,019